Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Common Stock	Additional Paid-in Capital (deficiency)	Subscription Receivable	Accumulated Other Comprehensive Income	Accumulated Deficit	Total
Balances at Aug. 31, 2015	$ 7,640	$ 38,760	$ (600)		$ (30,510)	$ 15,890
Balances (in shares) at Aug. 31, 2015	7,640,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Subscription receivable collected			$ 600
Net loss for the year					(29,690)	(29,690)
Balances at Aug. 31, 2016	$ 7,640	38,760			(60,200)	$ (13,800)
Balances (in shares) at Aug. 31, 2016	7,640,000					7,640,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Loan forgiven by previous shareholder		16,856				$ 16,856
Common shares issued for cash	$ 4,087	768,994				773,081
Common shares issued for cash (in shares)	4,087,302
Common shares returned	$ (400)					(400)
Common shares returned (in shares)	(400,000)
Common shares issued for services		3,332				3,332
Net loss for the year					(234,889)	(234,889)
Other comprehensive gain				$ 657		657
Balances at Aug. 31, 2017	$ 11,327	$ 827,942		$ 657	$ (295,089)	$ 544,837
Balances (in shares) at Aug. 31, 2017	11,327,302					11,327,302
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss for the year						$ (1,653,378)
Other comprehensive gain						(12,341)
Balances at May. 31, 2018						$ (91,345)
Balances (in shares) at May. 31, 2018						12,781,195